Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Total revenue	$ 63,648	$ 83,923
U.S [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	41,302	45,328
EMEA [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	13,586	24,072
Asia Pacific [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	6,090	11,425
Other [Member]
Revenue Recognition (Details) - Schedule of revenue disaggregated by geography based on customer location [Line Items]
Revenue	$ 2,670	$ 3,098